Intangible assets, net	12 Months Ended
Mar. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible assets, net

9. Intangible assets, net

Intangible assets, net consist of the following:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)

Exclusive cooperation rights(1)	103,000	103,000
Accounts in social media platforms	4,080	4,080
Trademarks and software	585	802
Total	107,665	107,882
Accumulated amortization:
Exclusive cooperation rights	(1,717)	(22,317)
Accounts in social media platforms	(1,360)	(2,380)
Trademarks and software	(131)	(618)
Total	(3,208)	(25,315)
Intangible assets, net	104,457	82,567
(1)

Represents exclusive cooperation rights with Yi Zhang primarily in online sales of women apparel products that has a contractual period of the later of five years after the completion of the IPO or when Yi Zhang’s beneficial interest in the Company falls below 5%. See Note 15 below for details.

Amortization expense was RMB340, RMB2,868 and RMB22,107 for the years ended March 31, 2018, 2019 and 2020, respectively. Estimated amortization expense of the existing intangible assets for the next five years is RMB21,698, RMB21,327, RMB20,623, RMB18,889 and RMB30.